REPURCHASE OF ORDINARY SHARES (Details) (USD $)	12 Months Ended			0 Months Ended		0 Months Ended	12 Months Ended	17 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended		0 Months Ended	12 Months Ended	17 Months Ended	0 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 17, 2014 Subsequent Events Share Purchase Agreement Reporting entity	Jan. 17, 2014 Subsequent Events Share Purchase Agreement Shah Capital	Aug. 12, 2011 Repurchase program, August 2011	Dec. 31, 2012 Repurchase program, August 2011	Dec. 31, 2012 Repurchase program, August 2011	Nov. 30, 2012 Tender offer repurchase program	Jan. 10, 2013 Tender offer repurchase program	Jan. 17, 2014 Parent Subsequent Events Share Purchase Agreement Reporting entity	Jan. 17, 2014 Parent Subsequent Events Share Purchase Agreement Shah Capital	Aug. 12, 2011 Parent Repurchase program, August 2011	Dec. 31, 2012 Parent Repurchase program, August 2011	Dec. 31, 2012 Parent Repurchase program, August 2011	Nov. 30, 2012 Parent Tender offer repurchase program	Jan. 10, 2013 Parent Tender offer repurchase program	Jan. 17, 2014 Softbank Subsequent Events Share Purchase Agreement
REPURCHASE OF ORDINARY SHARES
Maximum ordinary shares outstanding under the repurchase program						$ 20,000,000							$ 20,000,000
Period over which shares can be repurchased						12 months							12 months
Shares repurchased under program							12,524,614	12,524,614						12,524,614	12,524,614
Value of shares repurchased	$ 30,680,000	$ 8,842,000	$ 6,301,000	$ 9,900,000				$ 15,100,000		$ 30,000,000	$ 9,900,000				$ 15,100,000		$ 30,000,000
Ordinary shares authorized to be repurchased under a tender offer									25,000,000							25,000,000
Ordinary shares after reverse share split authorized to be repurchased under a tender offer									8,333,333							8,333,333
Share price (in dollars per share)									$ 1.2							$ 1.2
Share price after reverse share split (in dollars per share)									$ 3.60							$ 3.60
Ordinary shares repurchased										25,000,000							25,000,000
Ordinary shares after reverse share split							4,174,875			8,333,333				4,174,871			8,333,333
Number of shares in reporting entity sold by investee																		4,883,875
Per share price of investment	$ 2.77			$ 2.54	$ 2.54						$ 2.54	$ 2.54						$ 0.00375
Number of shares of common stock repurchased				3,883,875	1,000,000						3,883,875	1,000,000